Significant Accounting Policies - Summary of Effect of Adopting IFRS 9 (Parenthetical) (Detail) € in Thousands	Jan. 01, 2018 EUR (€)
Disclosure of initial application of standards or interpretations [abstract]
Impairment on trade and other receivables and contract assets	€ 722